Segmented information - Information on Operations by Geographic Area (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 627,871	$ 619,385	$ 1,406,498	$ 1,352,622
United States
Segment Reporting Information [Line Items]
Revenue	503,777	492,373	1,144,201	1,091,246
Canada
Segment Reporting Information [Line Items]
Revenue	37,788	41,397	90,916	95,232
Other regions
Segment Reporting Information [Line Items]
Revenue	$ 86,306	$ 85,615	$ 171,381	$ 166,144